Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Plant operating costs and other	$ 738	$ 710
Accounts receivable	1,190	1,344
Accounts payable and other	1,544	2,075
Income from equity investments	49	50
Related Party
Related Party Transaction [Line Items]
Allocated corporate expenses	94	159
Plant operating costs and other	86	133
Interest income with affiliates of Former Parent	0	22
Interest expense on long-term debt to affiliates of Former Parent	270	211
Accounts receivable	0	3
Accounts payable and other	0	104
Long-term debt	0	5,967
Return of capital payment	24	0
Related Party | Plant operating costs and other
Related Party Transaction [Line Items]
Allocated corporate expenses	89	143
Plant operating costs and other	81	123
Related Party | Plant, property and equipment
Related Party Transaction [Line Items]
Allocated corporate expenses	3	3
Plant operating costs and other	4	4
Related Party | Equity Method Investments
Related Party Transaction [Line Items]
Allocated corporate expenses	2	13
Plant operating costs and other	1	6
Related Party | Allocated Corporate Expense, Equity Investments
Related Party Transaction [Line Items]
Income from equity investments	2	11
Related Party | Direct Operating Costs, Equity Investments
Related Party Transaction [Line Items]
Income from equity investments	$ 1	$ 5